STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

July 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - 2.3%
Aptiv PLC	14,806	[a]	1,621,109
BorgWarner, Inc.	13,409		623,519
Ford Motor Co.	218,092		2,880,995
General Motors Co.	77,034		2,955,795
Tesla, Inc.	148,568	[a]	39,731,540
			47,812,958
Banks - 3.2%
Bank of America Corp.	382,336		12,234,752
Citigroup, Inc.	107,356		5,116,587
Citizens Financial Group, Inc.	27,538		888,376
Comerica, Inc.	6,486		349,985
Fifth Third Bancorp	37,383		1,087,845
Huntington Bancshares, Inc.	81,085		992,480
JPMorgan Chase & Co.	161,152		25,455,570
KeyCorp	53,534		659,004
M&T Bank Corp.	9,164		1,281,677
Regions Financial Corp.	52,587		1,071,197
The PNC Financial Services Group, Inc.	21,965		3,006,789
Truist Financial Corp.	72,643		2,413,200
U.S. Bancorp	76,875		3,050,400
Wells Fargo & Co.	206,920		9,551,427
Zions Bancorp NA	7,212		275,859
			67,435,148
Capital Goods - 5.6%
3M Co.	30,440		3,394,060
A.O. Smith Corp.	6,828		495,918
Allegion PLC	4,633		541,412
AMETEK, Inc.	12,812		2,031,983
Axon Enterprise, Inc.	3,946	[a]	733,680
Carrier Global Corp.	46,232		2,753,116
Caterpillar, Inc.	28,405		7,532,154
Cummins, Inc.	7,707		2,009,986
Deere & Co.	14,833		6,372,257
Dover Corp.	7,771		1,134,333
Eaton Corp. PLC	22,120		4,541,678
Emerson Electric Co.	31,757		2,901,002
Fastenal Co.	31,582		1,851,021
Fortive Corp.	19,015		1,489,825
Generac Holdings, Inc.	3,346	[a]	514,280

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Capital Goods - 5.6% (continued)
General Dynamics Corp.	12,459		2,785,583
General Electric Co.	60,052		6,860,340
Honeywell International, Inc.	36,692		7,123,018
Howmet Aerospace, Inc.	20,776		1,062,485
Huntington Ingalls Industries, Inc.	2,136		490,575
IDEX Corp.	4,267		963,531
Illinois Tool Works, Inc.	15,270		4,020,896
Ingersoll Rand, Inc.	22,279		1,454,150
Johnson Controls International PLC	37,580		2,613,689
L3Harris Technologies, Inc.	10,511		1,991,729
Lockheed Martin Corp.	12,396		5,533,203
Masco Corp.	12,875		781,255
Nordson Corp.	2,984		750,804
Northrop Grumman Corp.	7,881		3,507,045
Otis Worldwide Corp.	22,845		2,077,981
PACCAR, Inc.	28,888		2,488,123
Parker-Hannifin Corp.	7,012		2,874,990
Pentair PLC	9,528		662,196
Quanta Services, Inc.	7,907		1,594,209
Rockwell Automation, Inc.	6,409		2,155,283
RTX Corp.	80,576		7,085,048
Snap-on, Inc.	2,982		812,416
Stanley Black & Decker, Inc.	7,977		791,877
Textron, Inc.	11,358		883,312
The Boeing Company	31,097	[a]	7,427,518
Trane Technologies PLC	12,665		2,525,908
TransDigm Group, Inc.	2,854	[a]	2,567,801
United Rentals, Inc.	3,836		1,782,512
W.W. Grainger, Inc.	2,482		1,832,932
Westinghouse Air Brake Technologies Corp.	9,723		1,151,592
Xylem, Inc.	13,229		1,491,570
			118,440,276
Commercial & Professional Services - 1.2%
Automatic Data Processing, Inc.	22,633		5,596,236
Broadridge Financial Solutions, Inc.	6,362		1,068,307
Ceridian HCM Holding, Inc.	8,510	[a]	602,593
Cintas Corp.	4,783		2,401,257
Copart, Inc.	23,742	[a]	2,098,555
Equifax, Inc.	6,625		1,352,030
Jacobs Solutions, Inc.	6,985		875,989
Leidos Holdings, Inc.	7,764		726,167
Paychex, Inc.	17,657		2,215,424
Paycom Software, Inc.	2,682		989,014

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Commercial & Professional Services - 1.2% (continued)
Republic Services, Inc.	11,233		1,697,419
Robert Half, Inc.	6,253		463,660
Rollins, Inc.	13,374		546,060
Verisk Analytics, Inc.	7,874		1,802,674
Waste Management, Inc.	20,580		3,370,798
			25,806,183
Consumer Discretionary Distribution - 5.4%
Advance Auto Parts, Inc.	3,455		257,017
Amazon.com, Inc.	492,261	[a]	65,805,450
AutoZone, Inc.	1,009	[a]	2,504,055
Bath & Body Works, Inc.	12,200		452,132
Best Buy Co., Inc.	10,725		890,711
CarMax, Inc.	8,589	[a]	709,537
eBay, Inc.	29,264		1,302,541
Etsy, Inc.	6,568	[a]	667,637
Genuine Parts Co.	7,915		1,232,524
LKQ Corp.	13,873		760,102
Lowe's Cos., Inc.	32,887		7,704,437
O'Reilly Automotive, Inc.	3,350	[a]	3,101,396
Pool Corp.	2,085		802,183
Ross Stores, Inc.	18,965		2,174,148
The Home Depot, Inc.	55,845		18,643,295
The TJX Companies, Inc.	63,500		5,494,655
Tractor Supply Co.	5,918		1,325,573
Ulta Beauty, Inc.	2,780	[a]	1,236,544
			115,063,937
Consumer Durables & Apparel - .8%
D.R. Horton, Inc.	17,100		2,172,042
Garmin Ltd.	8,600		910,654
Hasbro, Inc.	7,444		480,585
Lennar Corp., Cl. A	14,170		1,797,181
Mohawk Industries, Inc.	3,171	[a]	337,204
Newell Brands, Inc.	21,529		240,264
NIKE, Inc., Cl. B	67,807		7,485,215
NVR, Inc.	168	[a]	1,059,482
PulteGroup, Inc.	12,124		1,023,144
Ralph Lauren Corp.	2,116		277,894
Tapestry, Inc.	12,376		534,024
VF Corp.	17,768		351,984
Whirlpool Corp.	3,162		456,150
			17,125,823
Consumer Services - 2.0%
Booking Holdings, Inc.	2,047	[a]	6,081,228
Caesars Entertainment, Inc.	12,097	[a]	713,965

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Consumer Services - 2.0% (continued)
Carnival Corp.	54,220	[a]	1,021,505
Chipotle Mexican Grill, Inc.	1,528	[a]	2,998,364
Darden Restaurants, Inc.	6,676		1,127,710
Domino's Pizza, Inc.	1,967		780,388
Expedia Group, Inc.	8,021	[a]	982,813
Hilton Worldwide Holdings, Inc.	14,713		2,287,724
Las Vegas Sands Corp.	18,584	[a]	1,111,509
Marriott International, Inc., Cl. A	14,118		2,849,154
McDonald's Corp.	40,262		11,804,818
MGM Resorts International	16,632		844,407
Norwegian Cruise Line Holdings Ltd.	22,080	[a]	487,306
Royal Caribbean Cruises Ltd.	11,931	[a]	1,301,791
Starbucks Corp.	63,578		6,457,617
Wynn Resorts Ltd.	5,460		595,031
Yum! Brands, Inc.	15,320		2,109,104
			43,554,434
Consumer Staples Distribution - 1.8%
Costco Wholesale Corp.	24,456		13,711,746
Dollar General Corp.	11,976		2,022,267
Dollar Tree, Inc.	11,689	[a]	1,803,963
Sysco Corp.	28,445		2,170,638
Target Corp.	25,330		3,456,785
The Kroger Company	36,245		1,762,957
Walgreens Boots Alliance, Inc.	38,529		1,154,714
Walmart, Inc.	77,349		12,365,011
			38,448,081
Energy - 4.3%
APA Corp.	17,650		714,649
Baker Hughes Co.	56,019		2,004,920
Chevron Corp.	96,102		15,728,053
ConocoPhillips	66,730		7,855,456
Coterra Energy, Inc.	40,857		1,125,202
Devon Energy Corp.	35,085		1,894,590
Diamondback Energy, Inc.	9,922		1,461,709
EOG Resources, Inc.	32,272		4,277,008
EQT Corp.	20,514		865,281
Exxon Mobil Corp.	222,955		23,909,694
Halliburton Co.	49,501		1,934,499
Hess Corp.	15,432		2,341,497
Kinder Morgan, Inc.	108,560		1,922,598
Marathon Oil Corp.	32,831		862,470
Marathon Petroleum Corp.	23,400		3,112,668
Occidental Petroleum Corp.	39,446		2,490,226
ONEOK, Inc.	24,438		1,638,324

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Energy - 4.3% (continued)
Phillips 66	25,362		2,829,131
Pioneer Natural Resources Co.	12,884		2,907,532
Schlumberger NV	78,361		4,571,581
Targa Resources Corp.	12,825		1,051,522
The Williams Companies, Inc.	67,440		2,323,308
Valero Energy Corp.	20,002		2,578,458
			90,400,376
Equity Real Estate Investment - 2.3%
Alexandria Real Estate Equities, Inc.	8,442	[b]	1,060,991
American Tower Corp.	25,830	[b]	4,915,707
AvalonBay Communities, Inc.	7,812	[b]	1,473,734
Boston Properties, Inc.	7,456	[b]	496,793
Camden Property Trust	5,685	[b]	620,177
Crown Castle, Inc.	24,226	[b]	2,623,434
Digital Realty Trust, Inc.	15,847	[b]	1,974,853
Equinix, Inc.	5,136	[b]	4,159,749
Equity Residential	19,059	[b]	1,256,750
Essex Property Trust, Inc.	3,445	[b]	839,030
Extra Space Storage, Inc.	10,938	[b]	1,526,617
Federal Realty Investment Trust	3,767	[b]	382,426
Healthpeak Properties, Inc.	30,172	[b]	658,655
Host Hotels & Resorts, Inc.	40,312	[b]	741,741
Invitation Homes, Inc.	32,923	[b]	1,168,766
Iron Mountain, Inc.	16,055	[b]	985,777
Kimco Realty Corp.	33,719	[b]	683,147
Mid-America Apartment Communities, Inc.	6,428	[b]	962,014
Prologis, Inc.	50,925	[b]	6,352,894
Public Storage	8,687	[b]	2,447,562
Realty Income Corp.	37,424	[b]	2,281,741
Regency Centers Corp.	8,172	[b]	535,511
SBA Communications Corp.	5,932	[b]	1,298,811
Simon Property Group, Inc.	18,080	[b]	2,252,768
UDR, Inc.	17,440	[b]	712,947
Ventas, Inc.	22,295	[b]	1,081,753
VICI Properties, Inc.	54,829	[b]	1,726,017
Welltower, Inc.	27,340	[b]	2,245,981
Weyerhaeuser Co.	41,068	[b]	1,398,776
			48,865,122
Financial Services - 7.3%
American Express Co.	32,695		5,521,532
Ameriprise Financial, Inc.	5,717		1,992,089
Berkshire Hathaway, Inc., Cl. B	98,341	[a]	34,612,098
BlackRock, Inc.	8,240		6,088,124

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Financial Services - 7.3% (continued)
Capital One Financial Corp.	21,220		2,483,164
Cboe Global Markets, Inc.	5,585		780,113
CME Group, Inc.	19,669		3,913,344
Discover Financial Services	13,716		1,447,724
FactSet Research Systems, Inc.	2,038		886,612
Fidelity National Information Services, Inc.	32,521		1,963,618
Fiserv, Inc.	34,197	[a]	4,316,003
FLEETCOR Technologies, Inc.	4,007	[a]	997,382
Franklin Resources, Inc.	15,184		443,980
Global Payments, Inc.	14,536		1,602,594
Intercontinental Exchange, Inc.	30,781		3,533,659
Invesco Ltd.	25,760		432,768
Jack Henry & Associates, Inc.	3,904		654,193
MarketAxess Holdings, Inc.	2,102		565,900
Mastercard, Inc., Cl. A	46,144		18,193,656
Moody's Corp.	8,704		3,070,336
Morgan Stanley	72,153		6,606,329
MSCI, Inc.	4,451		2,439,504
Nasdaq, Inc.	18,889		953,706
Northern Trust Corp.	11,736		940,288
PayPal Holdings, Inc.	61,506	[a]	4,663,385
Raymond James Financial, Inc.	10,619		1,168,833
S&P Global, Inc.	18,082		7,133,530
State Street Corp.	18,356		1,329,709
Synchrony Financial	24,155		834,314
T. Rowe Price Group, Inc.	12,191		1,502,663
The Bank of New York Mellon Corp.	39,916		1,810,590
The Charles Schwab Corp.	82,028		5,422,051
The Goldman Sachs Group, Inc.	18,333		6,524,165
Visa, Inc., Cl. A	89,238	[c]	21,214,550
			156,042,506
Food, Beverage & Tobacco - 3.3%
Altria Group, Inc.	98,546		4,475,959
Archer-Daniels-Midland Co.	29,995		2,548,375
Brown-Forman Corp., Cl. B	9,765		689,409
Bunge Ltd.	8,156		886,313
Campbell Soup Co.	11,001		504,066
Conagra Brands, Inc.	26,890		882,261
Constellation Brands, Inc., Cl. A	8,879		2,422,191
General Mills, Inc.	31,891		2,383,533
Hormel Foods Corp.	16,537		676,033
Kellogg Co.	14,114		944,085
Keurig Dr. Pepper, Inc.	46,983		1,597,892

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Food, Beverage & Tobacco - 3.3% (continued)
Lamb Weston Holdings, Inc.	8,192		848,937
McCormick & Co., Inc.	13,462		1,204,580
Molson Coors Beverage Co., Cl. B	9,914		691,700
Mondelez International, Inc., Cl. A	75,101		5,567,237
Monster Beverage Corp.	41,998	[a]	2,414,465
PepsiCo, Inc.	75,974		14,242,086
Philip Morris International, Inc.	85,521		8,528,154
The Coca-Cola Company	214,635		13,292,346
The Hershey Company	8,029		1,857,188
The J.M. Smucker Company	5,884		886,425
The Kraft Heinz Company	44,584		1,613,049
Tyson Foods, Inc., Cl. A	16,047		894,139
			70,050,423
Health Care Equipment & Services - 5.6%
Abbott Laboratories	95,896		10,676,102
Align Technology, Inc.	3,987	[a]	1,506,647
AmerisourceBergen Corp.	9,003		1,682,661
Baxter International, Inc.	28,123		1,272,003
Becton, Dickinson & Co.	15,662		4,363,746
Boston Scientific Corp.	79,867	[a]	4,141,104
Cardinal Health, Inc.	14,118		1,291,373
Centene Corp.	30,371	[a]	2,067,961
CVS Health Corp.	70,385		5,257,056
DaVita, Inc.	2,746	[a]	280,065
Dentsply Sirona, Inc.	11,028		457,883
DexCom, Inc.	21,631	[a]	2,694,357
Edwards Lifesciences Corp.	33,356	[a]	2,737,527
Elevance Health, Inc.	13,028		6,144,396
GE HealthCare Technologies, Inc.	20,015		1,561,170
HCA Healthcare, Inc.	11,339		3,093,393
Henry Schein, Inc.	7,524	[a]	592,816
Hologic, Inc.	13,603	[a]	1,080,350
Humana, Inc.	6,926		3,164,005
IDEXX Laboratories, Inc.	4,605	[a]	2,554,532
Insulet Corp.	3,942	[a]	1,090,949
Intuitive Surgical, Inc.	19,299	[a]	6,260,596
Laboratory Corp. of America Holdings	4,837		1,034,779
McKesson Corp.	7,538		3,033,291
Medtronic PLC	73,052		6,411,044
Molina Healthcare, Inc.	3,283	[a]	999,641
Quest Diagnostics, Inc.	6,315		853,851
ResMed, Inc.	8,192		1,821,491
Steris PLC	5,381		1,213,685
Stryker Corp.	18,631		5,280,212

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Health Care Equipment & Services - 5.6% (continued)
Teleflex, Inc.	2,645		664,345
The Cigna Group	16,217		4,785,637
The Cooper Companies, Inc.	2,680		1,048,577
UnitedHealth Group, Inc.	51,343		25,998,555
Universal Health Services, Inc., Cl. B	3,408		473,576
Zimmer Biomet Holdings, Inc.	11,430		1,579,054
			119,168,430
Household & Personal Products - 1.5%
Church & Dwight Co., Inc.	13,686		1,309,340
Colgate-Palmolive Co.	46,116		3,516,806
Kimberly-Clark Corp.	18,535		2,392,868
The Clorox Company	6,829		1,034,457
The Estee Lauder Companies, Inc., Cl. A	12,843		2,311,740
The Procter & Gamble Company	129,977		20,315,405
			30,880,616
Insurance - 2.0%
Aflac, Inc.	30,394		2,198,702
American International Group, Inc.	40,233		2,425,245
Aon PLC, Cl. A	11,251		3,583,443
Arch Capital Group Ltd.	20,244	[a]	1,572,756
Arthur J. Gallagher & Co.	11,766		2,527,337
Assurant, Inc.	2,794		375,821
Brown & Brown, Inc.	13,039		918,598
Chubb Ltd.	22,875		4,675,879
Cincinnati Financial Corp.	8,744		940,680
Everest Re Group Ltd.	2,239		807,182
Globe Life, Inc.	4,870		546,268
Lincoln National Corp.	9,020		252,921
Loews Corp.	10,662		667,974
Marsh & McLennan Cos., Inc.	27,251		5,134,633
MetLife, Inc.	35,485		2,234,490
Principal Financial Group, Inc.	12,812		1,023,294
Prudential Financial, Inc.	20,347		1,963,282
The Allstate Corp.	14,728		1,659,551
The Hartford Financial Services Group, Inc.	17,486		1,256,894
The Progressive Corp.	31,990		4,030,100
The Travelers Companies, Inc.	12,739		2,198,879
W.R. Berkley Corp.	11,445		706,042
Willis Towers Watson PLC	5,980		1,263,753
			42,963,724
Materials - 2.5%
Air Products & Chemicals, Inc.	12,266		3,745,178
Albemarle Corp.	6,494		1,378,546

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Materials - 2.5% (continued)
Amcor PLC	83,784		859,624
Avery Dennison Corp.	4,345		799,523
Ball Corp.	17,776		1,043,273
Celanese Corp.	5,279		661,934
CF Industries Holdings, Inc.	10,824		888,434
Corteva, Inc.	39,570		2,232,935
Dow, Inc.	38,628		2,181,323
DuPont de Nemours, Inc.	25,068		1,946,029
Eastman Chemical Co.	6,165		527,601
Ecolab, Inc.	13,767		2,521,288
FMC Corp.	6,872		661,293
Freeport-McMoRan, Inc.	78,420		3,501,453
International Flavors & Fragrances, Inc.	14,319		1,211,531
International Paper Co.	19,528		704,180
Linde PLC	26,999		10,547,699
LyondellBasell Industries NV, Cl. A	14,132		1,397,090
Martin Marietta Materials, Inc.	3,455		1,542,519
Newmont Corp.	43,887		1,883,630
Nucor Corp.	13,767		2,369,163
Packaging Corp. of America	5,095		781,318
PPG Industries, Inc.	12,833		1,846,669
Sealed Air Corp.	8,451		385,535
Steel Dynamics, Inc.	8,892		947,709
The Mosaic Company	17,449		711,221
The Sherwin-Williams Company	12,910		3,569,615
Vulcan Materials Co.	7,410		1,633,905
WestRock Co.	14,792		492,426
			52,972,644
Media & Entertainment - 7.8%
Activision Blizzard, Inc.	39,752		3,687,396
Alphabet, Inc., Cl. A	327,622	[a]	43,481,992
Alphabet, Inc., Cl. C	281,817	[a]	37,512,661
Charter Communications, Inc., Cl. A	5,735	[a]	2,323,765
Comcast Corp., Cl. A	229,373		10,381,422
Electronic Arts, Inc.	14,332		1,954,168
Fox Corp., Cl. A	14,243		476,428
Fox Corp., Cl. B	6,622		207,997
Live Nation Entertainment, Inc.	8,075	[a]	708,581
Match Group, Inc.	14,946	[a]	695,138
Meta Platforms, Inc., Cl. A	121,991	[a]	38,866,333
Netflix, Inc.	24,515	[a]	10,761,350
News Corporation, Cl. A	20,073		397,847
News Corporation, Cl. B	6,434		129,388
Omnicom Group, Inc.	11,064		936,236

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Media & Entertainment - 7.8% (continued)
Paramount Global, Cl. B	28,209	[c]	452,190
Take-Two Interactive Software, Inc.	8,721	[a]	1,333,790
The Interpublic Group of Companies, Inc.	22,132		757,578
The Walt Disney Company	100,769	[a]	8,957,356
Warner Bros Discovery, Inc.	124,929	[a]	1,632,822
			165,654,438
Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
AbbVie, Inc.	97,293		14,553,087
Agilent Technologies, Inc.	16,488		2,007,744
Amgen, Inc.	29,576		6,925,220
Biogen, Inc.	7,918	[a]	2,139,364
Bio-Rad Laboratories, Inc., Cl. A	1,211	[a]	490,891
Bio-Techne Corp.	8,442		704,063
Bristol-Myers Squibb Co.	115,785		7,200,669
Catalent, Inc.	9,206	[a]	446,675
Charles River Laboratories International, Inc.	2,947	[a]	617,514
Danaher Corp.	36,623		9,341,062
Eli Lilly & Co.	43,449		19,749,743
Gilead Sciences, Inc.	69,016		5,254,878
Illumina, Inc.	8,827	[a]	1,696,108
Incyte Corp.	10,547	[a]	672,055
IQVIA Holdings, Inc.	10,303	[a]	2,305,399
Johnson & Johnson	143,310		24,008,724
Merck & Co., Inc.	139,929		14,923,428
Mettler-Toledo International, Inc.	1,214	[a]	1,526,569
Moderna, Inc.	17,815	[a]	2,096,113
Organon & Co.	14,963		328,887
Pfizer, Inc.	311,316		11,226,055
Regeneron Pharmaceuticals, Inc.	5,938	[a]	4,405,462
Revvity, Inc.	6,760		831,142
Thermo Fisher Scientific, Inc.	21,271		11,670,547
Vertex Pharmaceuticals, Inc.	14,273	[a]	5,028,949
Viatris, Inc.	66,164		696,707
Waters Corp.	3,291	[a]	909,007
West Pharmaceutical Services, Inc.	4,114		1,514,117
Zoetis, Inc.	25,324		4,763,191
			158,033,370
Real Estate Management & Development - .2%
CBRE Group, Inc., Cl. A	17,412	[a]	1,450,594
CoStar Group, Inc.	22,823	[a]	1,916,447
			3,367,041
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc.	88,805	[a]	10,159,292

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Semiconductors & Semiconductor Equipment - 7.6% (continued)
Analog Devices, Inc.	28,044		5,595,619
Applied Materials, Inc.	46,543		7,055,453
Broadcom, Inc.	22,992		20,661,761
Enphase Energy, Inc.	7,502	[a]	1,139,029
First Solar, Inc.	5,623	[a]	1,166,210
Intel Corp.	230,014		8,227,601
KLA Corp.	7,577		3,894,199
Lam Research Corp.	7,453		5,354,906
Microchip Technology, Inc.	30,048		2,822,709
Micron Technology, Inc.	60,399		4,311,885
Monolithic Power Systems, Inc.	2,440		1,365,156
NVIDIA Corp.	136,383		63,730,412
NXP Semiconductors NV	14,265		3,180,810
ON Semiconductor Corp.	23,510	[a]	2,533,202
Qorvo, Inc.	5,550	[a]	610,611
Qualcomm, Inc.	61,301		8,102,153
Skyworks Solutions, Inc.	8,990		1,028,186
SolarEdge Technologies, Inc.	3,052	[a]	736,936
Teradyne, Inc.	8,573		968,235
Texas Instruments, Inc.	50,020		9,003,600
			161,647,965
Software & Services - 11.2%
Accenture PLC, Cl. A	34,826		11,017,205
Adobe, Inc.	25,295	[a]	13,815,371
Akamai Technologies, Inc.	8,311	[a]	785,390
Ansys, Inc.	4,843	[a]	1,656,790
Autodesk, Inc.	11,960	[a]	2,535,400
Cadence Design Systems, Inc.	15,034	[a]	3,518,106
Cognizant Technology Solutions Corp., Cl. A	27,923		1,843,756
DXC Technology Co.	12,884	[a]	356,243
EPAM Systems, Inc.	3,208	[a]	759,686
Fair Isaac Corp.	1,389	[a]	1,163,940
Fortinet, Inc.	36,000	[a]	2,797,920
Gartner, Inc.	4,271	[a]	1,510,183
Gen Digital, Inc.	30,827		599,585
International Business Machines Corp.	49,997		7,208,567
Intuit, Inc.	15,560		7,962,052
Microsoft Corp.	410,037		137,739,629
Oracle Corp.	84,863		9,948,489
Palo Alto Networks, Inc.	16,780	[a,c]	4,194,329
PTC, Inc.	5,727	[a]	835,054
Roper Technologies, Inc.	5,837		2,877,933

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Software & Services - 11.2% (continued)
Salesforce, Inc.	53,989	[a]	12,148,065
ServiceNow, Inc.	11,292	[a]	6,583,236
Synopsys, Inc.	8,388	[a]	3,789,698
Tyler Technologies, Inc.	2,332	[a]	924,941
Verisign, Inc.	4,865	[a]	1,026,272
			237,597,840
Technology Hardware & Equipment - 9.2%
Amphenol Corp., Cl. A	32,750		2,892,152
Apple, Inc.	815,332		160,171,971
Arista Networks, Inc.	13,850	[a]	2,147,996
CDW Corp.	7,301		1,365,798
Cisco Systems, Inc.	225,868		11,754,171
Corning, Inc.	41,299		1,401,688
F5, Inc.	3,488	[a]	551,941
Hewlett Packard Enterprise Co.	70,778		1,230,122
HP, Inc.	48,013		1,576,267
Juniper Networks, Inc.	17,716		492,505
Keysight Technologies, Inc.	9,988	[a]	1,608,867
Motorola Solutions, Inc.	9,178		2,630,690
NetApp, Inc.	11,821		922,156
Seagate Technology Holdings PLC	10,694		679,069
TE Connectivity Ltd.	17,251		2,475,346
Teledyne Technologies, Inc.	2,615	[a]	1,005,546
Trimble, Inc.	13,805	[a]	742,709
Western Digital Corp.	18,279	[a]	777,954
Zebra Technologies Corp., Cl. A	2,802	[a]	862,904
			195,289,852
Telecommunication Services - .8%
AT&T, Inc.	394,059		5,721,737
T-Mobile US, Inc.	31,574	[a]	4,349,950
Verizon Communications, Inc.	231,573		7,892,008
			17,963,695
Transportation - 1.6%
Alaska Air Group, Inc.	7,407	[a]	360,202
American Airlines Group, Inc.	34,629	[a]	580,036
C.H. Robinson Worldwide, Inc.	6,432		644,358
CSX Corp.	111,827		3,726,076
Delta Air Lines, Inc.	35,513		1,642,831
Expeditors International of Washington, Inc.	8,441		1,074,539
FedEx Corp.	12,671		3,420,536
J.B. Hunt Transport Services, Inc.	4,726		963,820
Norfolk Southern Corp.	12,466		2,911,933
Old Dominion Freight Line, Inc.	4,908		2,058,857

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Transportation - 1.6% (continued)
Southwest Airlines Co.	33,473		1,143,438
Union Pacific Corp.	33,597		7,795,176
United Airlines Holdings, Inc.	17,793	[a]	966,338
United Parcel Service, Inc., Cl. B	39,954		7,476,592
			34,764,732
Utilities - 2.5%
Alliant Energy Corp.	13,752		739,032
Ameren Corp.	14,386		1,232,449
American Electric Power Co., Inc.	28,228		2,392,041
American Water Works Co., Inc.	10,879		1,603,891
Atmos Energy Corp.	8,130		989,502
CenterPoint Energy, Inc.	35,528		1,069,038
CMS Energy Corp.	16,300		995,441
Consolidated Edison, Inc.	19,264		1,827,383
Constellation Energy Corp.	17,869		1,727,039
Dominion Energy, Inc.	45,816		2,453,447
DTE Energy Co.	11,458		1,309,649
Duke Energy Corp.	42,431		3,972,390
Edison International	21,431		1,542,175
Entergy Corp.	11,276		1,158,045
Evergy, Inc.	12,658		759,100
Eversource Energy	19,428		1,405,227
Exelon Corp.	55,444		2,320,886
FirstEnergy Corp.	29,916		1,178,391
NextEra Energy, Inc.	111,584		8,179,107
NiSource, Inc.	22,662		630,910
NRG Energy, Inc.	11,916		452,689
PG&E Corp.	89,655	[a]	1,578,825
Pinnacle West Capital Corp.	6,088		504,208
PPL Corp.	39,909		1,098,695
Public Service Enterprise Group, Inc.	27,774		1,753,095
Sempra	17,207		2,564,187
The AES Corp.	37,739		816,295
The Southern Company	60,024		4,342,136
WEC Energy Group, Inc.	17,434		1,566,619
Xcel Energy, Inc.	30,230		1,896,328
			54,058,220
Total Common Stocks (cost $495,490,439)			2,113,407,834

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $10,391,612)	5.38	10,391,612	[d]	10,391,612

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $439,835)	5.38	439,835	[d]	439,835
Total Investments (cost $506,321,886)		99.9%		2,124,239,281
Cash and Receivables (Net)		.1%		1,330,616
Net Assets		100.0%		2,125,569,897

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Security, or portion thereof, on loan. At July 31, 2023, the value of the fund’s securities on loan was $25,602,246 and the value of the collateral was $25,894,825, consisting of cash collateral of $439,835 and U.S. Government & Agency securities valued at $25,454,990. In addition, the value of collateral may include pending sales that are also on loan.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-Mini	53	9/15/2023	12,029,971	12,228,425	198,454
Gross Unrealized Appreciation				198,454

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

July 31, 2023 (Unaudited)

The following is a summary of the inputs used as of July 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,113,407,834	-	-	2,113,407,834
Investment Companies	10,831,447	-	-	10,831,447
Other Financial Instruments:
Futures††	198,454	-	-	198,454

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2023, accumulated net unrealized appreciation on investments was $1,618,115,849, consisting of $1,638,043,963 gross unrealized appreciation and $19,928,114 gross unrealized depreciation.

At July 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.